Restricted financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
USD million	31.12.20	31.12.19
Financial assets pledged as collateral
Financial assets at fair value held for trading	64,367	56,415
of which: assets pledged as collateral that may be sold or repledged by counterparties	47,098	41,285
Loans and advances to customers	20,361	18,399
of which: mortgage loans[1]	18,191	18,399
Financial assets at fair value not held for trading	2,140	188
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,140	188
Debt securities classified as Other financial assets measured at amortized cost	2,506	1,212
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,506	1,212
Financial assets measured at fair value through other comprehensive income	149	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	149	0
Total financial assets pledged as collateral[2]	89,523	76,215

Other restricted financial assets
Loans and advances to banks	3,730	3,131
Financial assets at fair value held for trading	741	242
Cash collateral receivables on derivative instruments	3,765	2,986
Loans and advances to customers	756	620
Financial assets at fair value not held for trading	23,243	29,676
Financial assets measured at fair value through other comprehensive income	0	176
Other	110	379
Total other restricted financial assets	32,345	37,210
Total financial assets pledged and other restricted financial assets	121,868	113,425
1 All related to mortgage loans that serve as collateral for existing liabilities toward Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 2.7 billion for 31 December 2020 (31 December 2019: approximately USD 6.3 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2020: USD 1.3 billion; 31 December 2019: USD 0.6 billion).

UBS AG
Notes Disclosure Restricted Financial Assets [Line Items]
Disclosure of restricted financial assets [text block]
Restricted financial assets
USD million	31.12.20	31.12.19
Financial assets pledged as collateral
Financial assets at fair value held for trading	64,418	56,548
of which: assets pledged as collateral that may be sold or repledged by counterparties	47,098	41,285
Loans and advances to customers	20,361	18,399
of which: mortgage loans[1]	18,191	18,399
Financial assets at fair value not held for trading	2,140	188
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,140	188
Debt securities classified as Other financial assets measured at amortized cost	2,506	1,212
of which: assets pledged as collateral that may be sold or repledged by counterparties	2,506	1,212
Financial assets measured at fair value through other comprehensive income	149	0
of which: assets pledged as collateral that may be sold or repledged by counterparties	149	0
Total financial assets pledged as collateral[2]	89,574	76,347

Other restricted financial assets
Loans and advances to banks	3,730	2,353
Financial assets at fair value held for trading	741	242
Cash collateral receivables on derivative instruments	3,765	2,986
Loans and advances to customers	756	620
Financial assets at fair value not held for trading	22,917	29,368
Financial assets measured at fair value through other comprehensive income	0	176
Other	110	382
Total other restricted financial assets	32,019	36,126
Total financial assets pledged and other restricted financial assets	121,593	112,474
1 All related to mortgage loans that serve as collateral for existing liabilities toward Swiss central mortgage institutions and for existing covered bond issuances. Of these pledged mortgage loans, approximately USD 2.7 billion for 31 December 2020 (31 December 2019: approximately USD 6.3 billion) could be withdrawn or used for future liabilities or covered bond issuances without breaching existing collateral requirements. 2 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes (31 December 2020: USD 1.3 billion; 31 December 2019: USD 0.6 billion).